Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net loss	$ (8,333,000)	$ (6,038,000)	$ (4,404,000)
Adjustments to reconcile net loss to net cash provided by operating activities:
(Gain) loss on interest rate swap	(328,000)	42,000	(343,000)
Depreciation and amortization	47,439,000	19,505,000	6,889,000
Amortization of deferred rent	(450,000)	(61,000)	71,000
Share-based compensation	7,834,000	1,816,000	218,000
Excess tax benefit related to share-based compensation		(974,000)
Provision for doubtful accounts	2,297,000	173,000	226,000
Amortization of deferred financing costs	1,941,000	872,000	132,000
Loss on early extinguishment of debt	621,000	3,169,000	461,000
Deferred income taxes	(6,364,000)	(5,406,000)	(2,723,000)
Other			10,000
Changes in operating assets and liabilities, net of effects of acquisitions:
Accounts receivable	(9,047,000)	(2,098,000)	(1,100,000)
Prepaid expenses and other current assets	(1,801,000)	560,000	141,000
Accounts payable and accrued expenses	(1,907,000)	5,946,000	2,982,000
Accrued interest expense	10,240,000		59,000
Deferred revenue and customer deposits	(169,000)	(917,000)	(270,000)
Other liabilities	(2,430,000)	1,714,000	1,828,000
Net cash provided by operating activities	39,543,000	18,303,000	4,177,000
Investing activities:
Cash paid for acquisitions, net	(322,248,000)	(115,225,000)	(25,707,000)
Purchases of equipment and leasehold improvements	(6,856,000)	(1,730,000)	(1,559,000)
Working capital and other settlements for acquisitions	(6,710,000)	418,000	1,491,000
Net cash used in investing activities	(335,814,000)	(116,537,000)	(25,775,000)
Financing activities:
Borrowings under credit facilities	278,000,000	67,315,000	40,134,000
Borrowings under senior unsecured notes payable	250,000,000
Net borrowings under working capital facilities	35,621,000	4,997,000
Proceeds from the exercise of options and warrants	2,292,000	703,000
Excess tax benefit related to share-based compensation		974,000
Issuance of preferred stock, net		32,421,000
Issuance of common stock, net		136,660,000	560,000
Advances (repayments) from related party notes		(3,500,000)	3,500,000
Repayment of subordinated unsecured notes payable	(2,421,000)	(2,167,000)	(345,000)
Purchases of stock for treasury	(9,421,000)
Payment of deferred financing costs	(9,746,000)	(6,534,000)	(1,817,000)
Repayment under credit facilities	(273,000,000)	(100,550,000)	(20,138,000)
Other	(440,000)
Net cash provided by financing activities	270,885,000	130,319,000	21,894,000
Exchange rate impact on cash and cash equivalents	178,000	40,000
Net increase (decrease) in cash and cash equivalents	(25,208,000)	32,125,000	296,000
Cash and cash equivalents, beginning of year	33,624,000	1,499,000	1,203,000
Cash and cash equivalents, end of year	8,416,000	33,624,000	1,499,000
Supplemental disclosure of noncash investing and financing activities:
Issuance of subordinated unsecured notes payable for acquisitions		1,747,000	5,512,000
Issuance of deferred payments for acquisitions			389,000
Issuance of common stock to settle earnout obligations	808,000	576,000
Issuance of common stock for termination of agreement		1,434,000
Supplemental disclosures of cash flow information:
Cash paid for interest	5,447,000	4,994,000	1,332,000
Cash paid for income taxes	4,061,000	231,000	207,000
Issuance Of Common Stock For Acquisitions [Member]
Supplemental disclosure of noncash investing and financing activities:
Issuance of common stock for acquisitions	$ 47,174,000	$ 10,075,000	$ 3,503,000